Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [Abstract]
Trade and other payables
21. Trade and other payables

	December 31,
	2021	2020
	US$’000	US$’000
Trade payables	41,057	23,595
Accrued expenses	107,194	65,705
Social security costs and other taxes	1,483	936
Trade and other payables	149,734	90,236

The Group has a liability, included in accrued expenses above, for revenue rebates due on Myalepta sales in a country in the EMEA region from agreeing a reimbursement price with the government authorities resulting in a one-off payment related to sales up to the date of approval, which occurred in March 2021. The Group has recognized a liability of US$21,348,000 as at December 31, 2021. At December 31, 2020, the liability was included in provisions as the underlying agreement was not finalized and it was recognized as a non-current liability for an amount of US$21,382,000 as payment was agreed to be made in July 2022. Other accruals mainly consist of costs related to government revenue rebates due within one year, convertible note interest, term loan interest, royalty expenses, restructuring costs, clinical and R&D activities.